Shareholders' Equity - Additional Information (Details) $ in Millions	Sep. 30, 2017 USD ($)
Equity [Abstract]
Equity in restricted net assets of consolidated subsidiaries	$ 2,273.9
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	$ 100.0